BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

	Nine months ended September 30,
	2013		2012

Numerator:

Net earnings (loss) available to ordinary shareholders	$1,447		$(4,701)

Denominator:

Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	38,121,100		39,523,180
Effect of dilutive securities:
Employee stock options	732,850		-	*)
Senior convertible notes	-	*)	-	*)

Denominator for diluted net earnings per share - adjusted weighted average number of shares	38,853,950		39,523,180

*)	Antidilutive.